Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,264,305)	$ (1,026,941)	$ (3,189,055)	$ (1,768,865)
Accumulated deficit	100,285,605		100,285,605		$ 97,096,550
Working capital deficiency	$ (7,779,952)		$ (7,779,952)		$ (8,221,657)